Chapter 11 Information	12 Months Ended
Dec. 31, 2014
Reorganizations [Abstract]
Chapter 11 Information
8.	Chapter 11 Information:

During the year ended December 31, 2013, the Company settled all pre-petition claims associated with the bankruptcy in cash and Common Stock. The Company paid $357,265 in cash and $152,000 in Common Stock to settle the claims. The Common Stock was valued using the 30 day average of the Company’s stock price. The $166,676 difference between pre-petition liabilities and the settled amount was recognized as gain on reorganization in the accompanying statement of operations for the year ended December 31, 2013. There was no such gain for the year ended December 31, 2014.